Fresh Start Accounting - Reorganization Adjustments, Liabilities Subject to Compromise (Details) - USD ($) $ in Millions		2 Months Ended
	Feb. 22, 2022	Feb. 22, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Reorganization, Chapter 11 [Line Items]
Accounts payable and other liabilities				$ 36
Accrued interest on external debt			$ 6	0	$ 10
Amounts due to SFL Corporation under leases for the West Taurus and West Linus			$ 14	35	$ 68
Liabilities subject to compromise	$ 6,237	$ 6,237		6,235
Stock Issued During Period, Value, New Issues		1,495
Continuing Operations [Member]
Reorganization, Chapter 11 [Line Items]
Liabilities subject to compromise	6,119	6,119
Discontinued Operations [Member]
Reorganization, Chapter 11 [Line Items]
Liabilities subject to compromise	118	118
Reorganization, Chapter 11, Predecessor, before Adjustment [Member]
Reorganization, Chapter 11 [Line Items]
Senior under-secured external debt	5,662	5,662
Accounts payable and other liabilities	35	35
Accrued interest on external debt	34	34
Amounts due to SFL Corporation under leases for the West Taurus and West Linus	506	506
Liabilities subject to compromise	6,237	6,237		(310)
Payment of the AOD cash out option	(116)
Premium associated with the Term Loan Facility	(9)
Debt issuance costs	(30)
Payment of the rig sale proceeds	(45)
Amounts due to Prepetition Credit agreement claims for sold rig proceeds not yet paid	(27)
Derecognition of West Linus rig and return of cash collateral	(182)
Reversal of the release of certain general unsecured operating accruals	(35)
Pre-tax gain on settlement of liabilities subject to compromise	3,581
Reorganization, Chapter 11, Predecessor, before Adjustment [Member] | Continuing Operations [Member]
Reorganization, Chapter 11 [Line Items]
Liabilities subject to compromise	6,119	6,119		(296)
Reorganization, Chapter 11, Predecessor, before Adjustment [Member] | Discontinued Operations [Member]
Reorganization, Chapter 11 [Line Items]
Liabilities subject to compromise	118	$ 118		$ (14)
Reorganization, Chapter 11, Predecessor, before Adjustment [Member] | New Second Lien Facility [Member]
Reorganization, Chapter 11 [Line Items]
Issuance of the New Second Lien Facility	(717)
Reorganization, Chapter 11, Predecessor, before Adjustment [Member] | Equity Commitment Premium [Member]
Reorganization, Chapter 11 [Line Items]
Stock Issued During Period, Value, New Issues	(64)
Reorganization, Chapter 11, Predecessor, before Adjustment [Member] | Rights Offering Participants,
Reorganization, Chapter 11 [Line Items]
Stock Issued During Period, Value, New Issues	(187)
Reorganization, Chapter 11, Predecessor, before Adjustment [Member] | Holders Of Prepetition Credit Agreement Claims [Member]
Reorganization, Chapter 11 [Line Items]
Stock Issued During Period, Value, New Issues	$ (1,244)